SEGMENT INFORMATION - Net sales by product (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net sales by products
Net sales	R$ 30,460,277	R$ 26,012,950	R$ 13,443,376
Market pulp
Net sales by products
Net sales	R$ 25,578,265	R$ 21,027,686	R$ 8,783,274
Fluff pulp
Net sales by products
Percentage of total net sales	0.60%	0.60%	0.60%
Printing and writing paper
Net sales by products
Net sales	R$ 3,891,002	R$ 4,100,502	R$ 3,834,380
Tissue
Net sales by products
Percentage of total net sales	2.60%	2.60%	2.60%
Paperboard
Net sales by products
Net sales	R$ 935,047	R$ 823,360	R$ 764,701
Others
Net sales by products
Net sales	R$ 55,963	R$ 61,402	R$ 61,021